Income tax (Tables)	3 Months Ended
Mar. 31, 2020
Income Taxes [Abstract]
Major components of income tax credit (expense)

	Three months ended March 31, 2020	Three months ended March 31, 2019
	£000s	£000s
Current period research and development tax credit on qualifying expenditure	1,233	836
Tax expense related to the US operations	(43)	(36)
Total current tax	1,190	800

Change in deferred tax rate	(179)	—
Release of temporary difference relating to intangible asset	31	31
Total deferred tax	(148)	31

Total tax credit for the period	1,042	831